Equity (Deficit) - Additional Information (Detail) $ in Thousands			3 Months Ended		9 Months Ended				12 Months Ended
	Oct. 24, 2023 MXN ($)	Jan. 20, 2022	Sep. 30, 2023 MXN ($)	Sep. 30, 2022 MXN ($)	Sep. 30, 2023 MXN ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 MXN ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Sep. 30, 2023 USD ($)	Jan. 31, 2023 MXN ($)	Jan. 31, 2023 USD ($)
Disclosure of equity [line items]
Capital contributions for construction of refinery					$ 17,534,500
Capital contributions for strengthening of financial position					2,900,000
Capital contributions for rehabilitation plan					10,500,000
Increase decrease through proceeds from FONADIN grants							$ 23,000,000		$ 23,000,000
Total comprehensive income			$ 56,765,356	$ 53,509,744	86,669,128		440,395,523
Post-employment benefit expense, defined benefit plans					$ (8,468,114)		17,431,751
Percentage of discount and return on plan asset			10.24%		10.24%				9.39%	10.24%
Net income (loss) during the period					$ 3,024,796		$ 195,615,759
Negative equity amount			$ (1,579,482,597)		(1,579,482,597)				$ (1,768,822,225)
Negative working capital					608,848,894				401,842,480
Negative budget financial balance					0
Bank indebtedness			29,912,400		29,912,400
Short- term debt principal maturities			553,890,821		$ 553,890,821
Percentage of share profit duty					40.00%	40.00%	40.00%	40.00%
Equity contributions					$ 102,670,500		$ 107,990,006
Borrowings			1,529,296,447		1,529,296,447				1,853,421,785
Indebtedness that may be used to partially cover financial balance in next year			27,068,400		27,068,400					$ 142,200,000
Crude oil price per barrel						$ 68.7		$ 68.6
Gain (loss) on non-controlling interest					(189,474)				$ (288,610)
Strengthening of Financial Position | Subsequent event | Petroleos Mexicanos
Disclosure of equity [line items]
Proceeds from government grants	$ 55,944,623
Actuarial (losses) gains on employee benefits effect | Accumulated other comprehensive result
Disclosure of equity [line items]
Total comprehensive income					125,479,436		$ 259,774,823
Two Thousand And Twenty Three Notes
Disclosure of equity [line items]
Borrowings			$ 41,200,000		41,200,000
Promissory Note | Bond Coupon 10.00% Rate
Disclosure of equity [line items]
Borrowings											$ 125,000
Bonds issued												$ 2,000,000,000
Deer Park Refining Limited
Disclosure of equity [line items]
Acquired percentage		50.005%							50.005%
Contributions A
Disclosure of equity [line items]
Increase in certificates of contribution					$ 102,670,500				$ 188,306,717
Capital contributions for construction of refinery									129,018,286
Capital contributions for strengthening of financial position									45,437,539
Capital contributions for rehabilitation plan									$ 13,850,892